Taxes (Details) - Schedule of provision for income tax - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Provision For Income Tax [Abstract]
Current income tax provision	$ 497,025	$ 1,169,266
Deferred income tax provision	(233,797)	187,553
Total	$ 263,228	$ 1,356,819